Consolidated Statement of Cash Flow - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATIONS
Net income for the year	R$ 1,002	R$ 334	R$ 2,469
Adjustments to reconcile net income to net cash flows:
Income tax and Social Contribution taxes	644	33	893
Depreciation and amortization	850	834	835
Loss on write off of net residual value of unrecoverable Concession financial assets , PP&E and Intangible assets	48	109	124
Gain on sale of investments	(197)	(315)
Impairment of Investments		763
Generation Indemnity Revenue	(271)
Adjustment to BRR for transmission assets	(75)
Share of loss (profit) of associates and joint ventures	252	302	(393)
Interest and monetary variation	801	741	802
Appropriation of transaction costs	67	68	16
Gain in accounts receivable from the MG State Govt.-AFAC	(239)
Fair value gain (loss) on shareholding transaction			(729)
Provisions for operating losses	854	704	1,401
Derivative financial instruments-Swap	32
CVA (Portion A items Compensation) Account and Other financial components in tariff adjustments	(988)	1,455	(1,704)
Tax Anmesty Program (PRCT)	283
Post-retirement obligation	(164)	447	285
Total	2,899	5,475	3,999
(Increase) / decrease in assets
Customers and traders and Concession holders - Transport of electricity	(818)	(56)	(1,475)
Accounts Receivable from the State of Minas Gerais	46
CVA and Other financial components in tariff adjustments	586	341	1,529
Energy Development Account (CDE)	(10)	8	273
Recoverable taxes	10	19	167
Income and social contribution tax credit	(62)	(62)	(77)
Escrow deposits	(4)	(28)	(67)
Dividends received from investments	354	683	487
Concession financial assets	398	(1,941)	10
Advances to suppliers	(116)	(120)	(131)
Gas drawing rights	537	(193)	(141)
Others	122	105	(248)
Total (increase) / decrease in assets	1,043	(1,244)	327
Increase (decrease) in liabilities
Suppliers	403	38	297
Taxes payable	(248)	38	202
Income and social contribution taxes payable	14	24	(105)
Payroll and related charges	(18)	4	26
Regulatory charges	(73)	92	386
Advances from clients	52
Post-retirement obligation	(282)	(239)	(208)
Derivative financial instruments - Put options	(830)	(150)
Others	(357)	(167)	156
Total increase (decrease) in liabilities	(1,339)	(360)	754
Cash generated by operating activities	2,603	3,871	5,080
Interest paid on loans and financings	(1,797)	(2,369)	(1,331)
Income and Social Contribution taxes paid	(226)	(289)	(741)
NET CASH FROM OPERATING ACTIVITIES	580	1,213	3,008
INVESTING ACTIVITIES
Marketable securities	(4)	1,400	(1,499)
Financial assets			(145)
Restricted cash	261	(367)	1
Investments	0	0	0
Acquisition of equity investees	(38)		(310)
Disposal of investments	766	949
Capital contributions in investees	(254)	(1,455)	(181)
Property, plant and equipment	(83)	(120)	(126)
Intangible assets	(1,034)	(1,021)	(957)
NET CASH USED IN INVESTING ACTIVITIES	(386)	(614)	(3,217)
FINANCING ACTIVITIES
Subscription of shares, to be capitalized	1,215
Proceeds from Loans, financings and debentures	3,308	5,737	5,739
Borrowing costs	(11)
Payment of loans, financings and debentures	(4,131)	(5,591)	(4,696)
Interest on capital and dividends paid	(540)	(675)	(796)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	(159)	(529)	247
Net increase in cash and cash equivalents	35	70	38
Cash and cash equivalents at the beginning of the year	995	925	887
Cash and cash equivalents at the end of the year	R$ 1,030	R$ 995	R$ 925